VESSELS AND EQUIPMENT, NET - Summary of Changes in Vessels and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Vessels and equipment [Roll Forward]
Impairment loss	$ 0	$ (4,187)	$ (721)
Depreciation	(129,839)	(123,699)	(111,303)
Vessels and Equipment
Vessels and equipment [Roll Forward]
Cost, beginning of period	3,435,885	2,726,105
Accumulated depreciation beginning balance	(555,564)	(458,419)
Vessels and equipment, net, beginning period	2,880,321	2,267,686
Disposals	(123,524)	(18,746)
Disposals, accumulated depreciation	30,358	4,103
Vessels and equipment, disposals, net	(93,166)	(14,643)
Transfer from newbuildings		116,446
Transfers from newbuildings, accumulated depreciation		0
Transfers from newbuildings, net		116,446
Transfer to held for sale	(17,627)	(27,635)
Transfers to held for sale, accumulated depreciation	5,085	7,506
Transfers to held for sale, net	(12,542)	(20,129)
Impairment loss		(4,187)
Depreciation	(114,872)	(108,754)
Balance, end of period	3,300,778	3,435,885	2,726,105
Accumulated depreciation ending balance	(634,993)	(555,564)	(458,419)
Vessels and equipment, net, ending period	2,665,785	2,880,321	$ 2,267,686
Vessels and Equipment | Hemen
Vessels and equipment [Roll Forward]
Additions		640,991
Vessels and Equipment | BWTS
Vessels and equipment [Roll Forward]
Additions	$ 6,044	$ 2,911